Cover	Jul. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity File Number	001-42799
Entity Registrant Name	McKinley Acquisition Corporation
Entity Central Index Key	0002067592
Entity Tax Identification Number	98-1852078
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	75 Second Ave.
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	671-5148
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MKLY
Security Exchange Name	NASDAQ
Rights, one right to receive one-tenth (1/10th) of one Class A ordinary share
Title of 12(b) Security	Rights, one right to receive one-tenth (1/10th) of one Class A ordinary share
Trading Symbol	MKLYR
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one right to receive one-tenth (1/10th) of one Class A ordinary shares
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right to receive one-tenth (1/10th) of one Class A ordinary share
Trading Symbol	MKLYU
Security Exchange Name	NASDAQ